NATIONWIDE MUTUAL FUNDS
Nationwide Mid Cap Growth Fund

Supplement Dated December 12, 2008
to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 3, 2008, the Board of Trustees of Nationwide Mutual Funds (the Board”) considered and approved a proposal to liquidate the Nationwide Mid Cap Growth Fund (the “Fund”). The Fund will be liquidated on or about April 24, 2009 (the “Liquidation Date”). As disclosed in the Prospectus, the Fund is permitted to depart from its stated investment objective and policies and hold cash and cash equivalent positions as a temporary defensive measure to preserve value. In anticipation of the Fund’s liquidation, the Fund intends to begin to sell its portfolio holdings in exchange for cash, U.S. government securities and/or other short-term debt instruments.

Effective immediately, new account requests, exchanges into the Fund and purchase orders for Fund shares will no longer be permissible (other than those purchase orders received through dividend reinvestment). Notwithstanding the foregoing, and for the purpose of accommodating the administrative requirements of certain investors, existing shareholders as of the date hereof who are either (i) qualified retirement plans or (ii) who participate in a pre-existing automated or systematic investing plan shall be permitted to place orders to purchase Fund shares through the close of regular business on January 7, 2009. Any such existing shareholder who places a purchase order should be aware, however, that the Fund no longer represents a long-term investment solution, that it is no longer being marketed for new investment, and that, as a consequence, the size and net asset value of the Fund may decrease as a result of shareholder redemptions and sale of Fund assets to meet those redemptions, potentially causing remaining shareholders to bear increased operating expenses. Such shareholders also will bear a proportionate share of the costs of liquidation and other expenses, as described herein, in respect of their new as well as existing investments, and the Fund will, of necessity, depart from its investment objective and policies in furtherance of its liquidation. Unless subject to a waiver or reduction as described in the Prospectus, purchases of Class A shares will continue to be subject to applicable sales charges. Any existing shareholder who places a purchase order should also consider the potential tax consequences of making new investments in the Fund within a short period of the Liquidation Date. Neither the Board nor Nationwide Fund Advisors (or its affiliates) makes any recommendation as to the suitability of making new investments in the Fund.

Until the Liquidation Date, shareholders may redeem or exchange their shares in the manner set forth in the Prospectus. However, pursuant to the Plan of Liquidation adopted by the Board, the Fund may set up a reserve account for expenses incurred in connection with the liquidation to ensure that all shareholders are treated fairly. Any such reserve

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

account may affect the amount of redemption proceeds payable to a shareholder upon redemption.

With respect to redemptions or exchanges, effective immediately, shareholders of the Fund will no longer be subject to a redemption/exchange fee. Shareholders will also not be subject to a CDSC upon the redemption of shares. That is, you will not be charged a CDSC whether you redeem your shares, receive the liquidating distribution or exchange into another Nationwide Fund.

If you exchange your Class B shares into another Nationwide Fund, you will not be charged a CDSC upon the subsequent sale from the Nationwide Fund you exchange into, although your holding period for conversion of Class B shares to Class A shares will remain unchanged. Shareholders of Class A shares may exchange their shares of the Fund for Class A shares of any other Nationwide Fund without paying a front-end sales charge. All other features of the exchange privilege described in the Prospectus will continue to apply. Rule 12b-1 distribution fees will continue to accrue on shares of the Fund in the manner set forth in the Prospectus until the Liquidation Date.

Upon the liquidation, each remaining shareholder of the Fund will receive a liquidating distribution equal to the shareholder’s proportionate interest in the net assets of the Fund. However, if you are invested in the Fund through an IRA account and you do not contact us prior to the Liquidation Date, we will place your liquidation proceeds into the Nationwide Money Market Fund until we receive instructions from you at 800-848-0920.

You may be subject to federal, state, local or foreign taxes on exchanges, redemptions or liquidations of Fund shares. You should consult your tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
NorthPointe Small Cap Growth Fund
NorthPointe Small Cap Value Fund

Supplement Dated December 12, 2008
to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 3, 2008, the Board of Trustees of Nationwide Mutual Funds (the Board”) considered and approved a proposal to liquidate the NorthPointe Small Cap Growth Fund and NorthPointe Small Cap Value Fund (the “Funds”). Each Fund will be liquidated on or about April 24, 2009 (the “Liquidation Date”). As disclosed in the Prospectus, each Fund is permitted to depart from its stated investment objective and policies and hold cash and cash equivalent positions as a temporary defensive measure to preserve value. In anticipation of each Fund’s liquidation, the Fund intends to begin to sell its portfolio holdings in exchange for cash, U.S. government securities and/or other short-term debt instruments.

Effective immediately, new account requests, exchanges into the Funds and purchase orders for Fund shares will no longer be permissible (other than those purchase orders received through dividend reinvestment). Notwithstanding the foregoing, and for the purpose of accommodating the administrative requirements of certain investors, existing shareholders as of the date hereof who are either (i) qualified retirement plans or (ii) who participate in a pre-existing automated or systematic investing plan shall be permitted to place orders to purchase Fund shares through the close of regular business on January 7, 2009. Any such existing shareholder who places a purchase order should be aware, however, that each Fund no longer represents a long-term investment solution, that it is no longer being marketed for new investment, and that, as a consequence, the size and net asset value of each Fund may decrease as a result of shareholder redemptions and sale of Fund assets to meet those redemptions, potentially causing remaining shareholders to bear increased operating expenses. Such shareholders also will bear a proportionate share of the costs of liquidation and other expenses, as described herein, in respect of their new as well as existing investments, and each Fund will, of necessity, depart from its investment objective and policies in furtherance of its liquidation. Unless subject to a waiver or reduction as described in the Prospectus, purchases of Class A shares will continue to be subject to applicable sales charges. Any existing shareholder who places a purchase order should also consider the potential tax consequences of making new investments in a Fund within a short period of the Liquidation Date. Neither the Board nor Nationwide Fund Advisors (or its affiliates) makes any recommendation as to the suitability of making new investments in the Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

Until the Liquidation Date, shareholders may redeem or exchange their shares in the manner set forth in the Prospectus. However, pursuant to the Plan of Liquidation adopted by the Board, each Fund may set up a reserve account for expenses incurred in connection with the liquidation to ensure that all shareholders are treated fairly. Any such reserve account may affect the amount of redemption proceeds payable to a shareholder upon redemption.

With respect to redemptions or exchanges, effective immediately, shareholders of the NorthPointe Small Cap Growth Fund will no longer be subject to a redemption/exchange fee. Shareholders of the NorthPointe Small Cap Growth Fund will also not be subject to a CDSC upon the redemption of shares. That is, you will not be charged a CDSC whether you redeem your shares, receive the liquidating distribution or exchange into another Nationwide Fund.

If you exchange your Class B shares of the NorthPointe Small Cap Growth Fund into another Nationwide Fund, you will not be charged a CDSC upon the subsequent sale from the Nationwide Fund you exchange into, although your holding period for conversion of Class B shares to Class A shares will remain unchanged. Shareholders of Class A shares of the NorthPointe Small Cap Growth Fund may exchange their shares of the Fund for Class A shares of any other Nationwide Fund without paying a front-end sales charge. All other features of the exchange privilege described in the Prospectus will continue to apply. Rule 12b-1 distribution fees will continue to accrue on shares of the NorthPointe Small Cap Growth Fund in the manner set forth in the Prospectus until the Liquidation Date.

Upon the liquidation, each remaining shareholder of the Funds will receive a liquidating distribution equal to the shareholder’s proportionate interest in the net assets of such Fund. However, if you are invested in the Fund through an IRA account and you do not contact us prior to the Liquidation Date, we will place your liquidation proceeds into the Nationwide Money Market Fund until we receive instructions from you at 800-848-0920.

You may be subject to federal, state, local or foreign taxes on exchanges, redemptions or liquidations of Fund shares. You should consult your tax advisor for information regarding all tax consequences applicable to your investments in each Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

NATIONWIDE MUTUAL FUNDS
Nationwide Micro Cap Equity Fund

Supplement Dated December 12, 2008
to the Prospectus Dated February 28, 2008

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

On December 3, 2008, the Board of Trustees of Nationwide Mutual Funds (the Board”) considered and approved a proposal to liquidate the Nationwide Micro Cap Equity Fund (the “Fund”). The Fund will be liquidated on or about April 24, 2009 (the “Liquidation Date”). As disclosed in the Prospectus, the Fund is permitted to depart from its stated investment objective and policies and hold cash and cash equivalent positions as a temporary defensive measure to preserve value. In anticipation of the Fund’s liquidation, the Fund intends to begin to sell its portfolio holdings in exchange for cash, U.S. government securities and/or other short-term debt instruments.

Effective immediately, new account requests, exchanges into the Fund and purchase orders for Fund shares will no longer be permissible (other than those purchase orders received through dividend reinvestment). Notwithstanding the foregoing, and for the purpose of accommodating the administrative requirements of certain investors, existing shareholders as of the date hereof who are either (i) qualified retirement plans or (ii) who participate in a pre-existing automated or systematic investing plan shall be permitted to place orders to purchase Fund shares through the close of regular business on January 7, 2009. Any such existing shareholder who places a purchase order should be aware, however, that the Fund no longer represents a long-term investment solution, that it is no longer being marketed for new investment, and that, as a consequence, the size and net asset value of the Fund may decrease as a result of shareholder redemptions and sale of Fund assets to meet those redemptions, potentially causing remaining shareholders to bear increased operating expenses. Such shareholders also will bear a proportionate share of the costs of liquidation and other expenses, as described herein, in respect of their new as well as existing investments, and the Fund will, of necessity, depart from its investment objective and policies in furtherance of its liquidation. Unless subject to a waiver or reduction as described in the Prospectus, purchases of Class A shares will continue to be subject to applicable sales charges. Any existing shareholder who places a purchase order should also consider the potential tax consequences of making new investments in the Fund within a short period of the Liquidation Date. Neither the Board nor Nationwide Fund Advisors (or its affiliates) makes any recommendation as to the suitability of making new investments in the Fund.

Until the Liquidation Date, shareholders may redeem or exchange their shares in the manner set forth in the Prospectus. However, pursuant to the Plan of Liquidation adopted by the Board, the Fund may set up a reserve account for expenses incurred in connection with the liquidation to ensure that all shareholders are treated fairly. Any such reserve

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

account may affect the amount of redemption proceeds payable to a shareholder upon redemption.

With respect to redemptions or exchanges, effective immediately, shareholders of the Fund will no longer be subject to a redemption/exchange fee. Shareholders will also not be subject to a CDSC upon the redemption of shares. That is, you will not be charged a CDSC whether you redeem your shares, receive the liquidating distribution or exchange into another Nationwide Fund.

If you exchange your Class B shares into another Nationwide Fund, you will not be charged a CDSC upon the subsequent sale from the Nationwide Fund you exchange into, although your holding period for conversion of Class B shares to Class A shares will remain unchanged. Shareholders of Class A shares may exchange their shares of the Fund for Class A shares of any other Nationwide Fund without paying a front-end sales charge. All other features of the exchange privilege described in the Prospectus will continue to apply. Rule 12b-1 distribution fees will continue to accrue on shares of the Fund in the manner set forth in the Prospectus until the Liquidation Date.

Upon the liquidation, each remaining shareholder of the Fund will receive a liquidating distribution equal to the shareholder’s proportionate interest in the net assets of the Fund. However, if you are invested in the Fund through an IRA account and you do not contact us prior to the Liquidation Date, we will place your liquidation proceeds into the Nationwide Money Market Fund until we receive instructions from you at 800-848-0920.

You may be subject to federal, state, local or foreign taxes on exchanges, redemptions or liquidations of Fund shares. You should consult your tax advisor for information regarding all tax consequences applicable to your investments in the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE